Going Concern (Details) - USD ($)					6 Months Ended
	Oct. 14, 2025	Jul. 25, 2025	Feb. 07, 2025	Dec. 16, 2024	Jun. 30, 2025	Dec. 31, 2024
Going Concern [Line Items]
Net loss					$ (37,113,975)
Accumulated losses					(239,567,432)	$ (202,503,268)
Working capital					33,125,904
Convertible note issued			$ 20,000,000	$ 12,000,000
Subsequent Events [Member]
Going Concern [Line Items]
Convertible note issued		$ 23,000,000
OSN Streaming Limited [Member]
Going Concern [Line Items]
Convertible note issued					$ 55,000,000
Forecast [Member]
Going Concern [Line Items]
Convertible note issued	$ 55,000,000